LOANS FROM THIRD PARTIES	12 Months Ended
Dec. 31, 2022
LOANS FROM THIRD PARTIES
LOANS FROM THIRD PARTIES

NOTE 18 – LOANS FROM THIRD PARTIES

Loans from third parties consist of an unsecured loan of $666,958 from a third party at an effective annual interest rate of 3.45% for working capital purposes and an unsecured loan of $308,758 from another third party at an effective annual interest rate of 20% for working capital purposes. These loans do not have repayment period and are repayable on demand.